Goodwill and Intangible Asset (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross goodwill	$ 665,780	$ 665,780
Accumulated impairments	(93,602)	(93,602)
Net goodwill	572,178	572,178	572,178
Carrier Services
Goodwill [Line Items]
Gross goodwill	222,355	222,355
Accumulated impairments	(93,602)	(93,602)
Net goodwill	128,753	128,753
Enterprise Services
Goodwill [Line Items]
Gross goodwill	16,198	16,198
Net goodwill	16,198	16,198
Information Services
Goodwill [Line Items]
Gross goodwill	427,227	427,227
Net goodwill	$ 427,227	$ 427,227